Submission	Jul. 24, 2026
Submission [Line Items]
Central Index Key	0002115659
Registrant Name	Watu Metals Acquisition Corporation
Registration File Number	333-296477
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES